Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 22, 2021
Document Effective Date	dei_DocumentEffectiveDate	Oct. 22, 2021
Prospectus Date	rr_ProspectusDate	Mar. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A